Income Taxes and Distributions (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes and Distributions (Tables) [Abstract]
Cash distributions paid to common stockholders, for federal income tax purposes

Cash distributions paid to common stockholders, for federal income tax purposes, are as follows

	Year Ended December 31,
	2012	2011	2010
Per Share:
Ordinary income	$1.5000	$1.1472	$0.7774
Return of capital	1.3376	1.4227	1.7408
Long-term capital gains	0.1176	0.1059	0.0190
Unrecaptured section 1250 gains	0.0048	0.1592	0.2028
Totals	$2.9600	$2.8350	$2.7400

Schedule of provision (benefit) for income taxes

	Year Ended December 31,
	2012	2011	2010
Current	$4,785	$389	$319
Deferred	2,827	999	45
Totals	$7,612	$1,388	$364

Schedule of reconciliation of income tax expense

	Year Ended December 31,
	2012	2011	2010
Tax at statutory rate on earnings from continuing operations before unconsolidated entities, noncontrolling interests and income taxes	$64,979	$54,750	$26,111
Increase in valuation allowance	9,234	(4,732)	317
Tax at statutory rate on earnings not subject to federal income taxes	(72,640)	(48,630)	(26,064)
Other differences	6,039	-	-
Totals	$7,612	$1,388	$364

Summary of tax effects of temporary differences and carryforwards included in the net deferred tax liabilities

	Year Ended December 31,
	2012	2011	2010
Property, primarily differences in depreciation and amortization, the tax basis of land assets and the treatment of interests and certain costs	$(2,144)	$(1,577)	$(29)
Operating loss and interest deduction carryforwards	8,552	1,488	7,080
Expense accruals and other	4,372	5,749	1,980
Valuation allowance	(12,199)	(2,965)	(7,697)
Totals	$(1,419)	$2,695	$1,334

Schedule of Valuation Allowance Rollforward

	Year Ended December 31,
	2012	2011	2010
Beginning balance	$2,965	$7,697	$7,380
Additions	9,234	-	317
Deductions	-	(4,732)	-
Ending balance	$12,199	$2,965	$7,697

Unrecognized Tax Benefits Summary of activity related to unrecognized tax benefits

	Year Ended December 31,
	2012	2011
Gross unrecognized tax benefits at beginning of year	$6,098	$-
Increases (decreases) in unrecognized tax benefits related to a prior year	(248)	-
Increases (decreases) in unrecognized tax benefits related to the current year	394	6,098
Lapse in statute of limitations for assessment	(146)	-
Gross unrecognized tax benefits at end of year	$6,098	$6,098